Pension and Post-Retirement and Post-Employment Benefits - Components of Net Periodic Benefit Costs (Parenthetical) (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Compensation And Retirement Disclosure [Abstract]
Pension costs	160	163
Pension costs charged to operations	72	76
Pension costs capitalized	88	87